Property, Plant And Equipment (Components Of Property, Plant And Equipment) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Cost	$ 7,191,207,000		$ 4,451,116,000
Accumulated Depletion and Depreciation, Including Write-downs	(227,457,000)		(87,615,000)
Net Book Value	6,963,750,000		4,363,501,000
Mining Plant And Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	559,423,000		372,081,000
Accumulated Depletion and Depreciation, Including Write-downs	(121,552,000)		(48,402,000)
Net Book Value	437,871,000		323,679,000
Mineral Property Interests [Member]
Property, Plant and Equipment [Line Items]
Cost	1,151,351,000		125,449,000
Accumulated Depletion and Depreciation, Including Write-downs	(19,314,000)		(9,772,000)
Net Book Value	1,132,037,000		115,677,000
Other Capital Assets [Member]
Property, Plant and Equipment [Line Items]
Cost	659,145,000		92,151,000
Accumulated Depletion and Depreciation, Including Write-downs	(86,591,000)		(29,441,000)
Net Book Value	572,554,000		62,710,000
Capital Works In Progress [Member]
Property, Plant and Equipment [Line Items]
Cost	4,821,288,000		3,861,435,000
Net Book Value	4,821,288,000		3,861,435,000
Ovoot Tolgoi, Mongolia [Member]
Property, Plant and Equipment [Line Items]
SouthGobi's ownership percentage in the Ovoot Tolgoi coal project	100.00%
Ovoot Tolgoi, Mongolia [Member] | Mining Plant And Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	460,938,000	[1]	372,081,000	[1]
Accumulated Depletion and Depreciation, Including Write-downs	(108,946,000)	[1]	(48,402,000)	[1]
Net Book Value	351,992,000	[1]	323,679,000	[1]
Ovoot Tolgoi, Mongolia [Member] | Mineral Property Interests [Member]
Property, Plant and Equipment [Line Items]
Cost	37,606,000	[1]	40,572,000	[1]
Accumulated Depletion and Depreciation, Including Write-downs	(2,215,000)	[1]	(1,913,000)	[1]
Net Book Value	35,391,000	[1]	38,659,000	[1]
Ovoot Tolgoi, Mongolia [Member] | Other Capital Assets [Member]
Property, Plant and Equipment [Line Items]
Cost	3,414,000	[1]	2,607,000	[1]
Accumulated Depletion and Depreciation, Including Write-downs	(1,231,000)	[1]	(1,191,000)	[1]
Net Book Value	2,183,000	[1]	1,416,000	[1]
Ovoot Tolgoi, Mongolia [Member] | Capital Works In Progress [Member]
Property, Plant and Equipment [Line Items]
Cost	55,912,000	[1]	82,760,000	[1]
Net Book Value	55,912,000	[1]	82,760,000	[1]
Australia [Member] | Mining Plant And Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	98,485,000	[2]
Accumulated Depletion and Depreciation, Including Write-downs	(12,606,000)	[2]
Net Book Value	85,879,000	[2]
Australia [Member] | Mineral Property Interests [Member]
Property, Plant and Equipment [Line Items]
Cost	24,694,000	[2]	26,604,000	[2]
Accumulated Depletion and Depreciation, Including Write-downs	(126,000)	[2]	(126,000)	[2]
Net Book Value	24,568,000	[2]	26,478,000	[2]
Australia [Member] | Other Capital Assets [Member]
Property, Plant and Equipment [Line Items]
Cost	6,939,000	[2]	43,730,000	[2]
Accumulated Depletion and Depreciation, Including Write-downs	(3,095,000)	[2]	(3,958,000)	[2]
Net Book Value	3,844,000	[2]	39,772,000	[2]
Australia [Member] | Capital Works In Progress [Member]
Property, Plant and Equipment [Line Items]
Cost	55,110,000	[2]	24,818,000	[2]
Net Book Value	55,110,000	[2]	24,818,000	[2]
Oyu Tolgoi, Mongolia [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage	66.00%
Addition to property plant and equipment including development cost	2,590,000,000		2,817,300,000
Oyu Tolgoi, Mongolia [Member] | Mineral Property Interests [Member]
Property, Plant and Equipment [Line Items]
Cost	1,087,799,000	[3]	57,021,000	[3]
Accumulated Depletion and Depreciation, Including Write-downs	(15,729,000)	[3]	(6,489,000)	[3]
Net Book Value	1,072,070,000	[3]	50,532,000	[3]
Oyu Tolgoi, Mongolia [Member] | Other Capital Assets [Member]
Property, Plant and Equipment [Line Items]
Cost	644,114,000	[3]	41,252,000	[3]
Accumulated Depletion and Depreciation, Including Write-downs	(78,354,000)	[3]	(20,441,000)	[3]
Net Book Value	565,760,000	[3]	20,811,000	[3]
Oyu Tolgoi, Mongolia [Member] | Capital Works In Progress [Member]
Property, Plant and Equipment [Line Items]
Cost	4,710,266,000	[3]	3,753,857,000	[3]
Net Book Value	4,710,266,000	[3]	3,753,857,000	[3]
Other Exploration Projects [Member] | Mineral Property Interests [Member]
Property, Plant and Equipment [Line Items]
Cost	1,252,000		1,252,000
Accumulated Depletion and Depreciation, Including Write-downs	(1,244,000)		(1,244,000)
Net Book Value	8,000		8,000
Other Exploration Projects [Member] | Other Capital Assets [Member]
Property, Plant and Equipment [Line Items]
Cost	4,678,000		4,562,000
Accumulated Depletion and Depreciation, Including Write-downs	(3,911,000)		(3,851,000)
Net Book Value	$ 767,000		$ 711,000

[1]	SouthGobi holds a 100% interest in the Ovoot Tolgoi coal mine located in Mongolia. In 2008, SouthGobi began open pit operations at Ovoot Tolgoi.
[2]	Ivanhoe Australia is developing its copper-gold discoveries and also is progressing its other projects in the Cloncurry region of Queensland, Australia.
[3]	Turquoise Hill has a 66% interest in the Oyu Tolgoi copper-gold mine located in Mongolia. During the year ended December 31, 2012, additions to property, plant and equipment for the Oyu Tolgoi mine totalled $2,590.0 million (December 31, 2011 - $2,817.3 million), which included development costs.